Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
Initial Public Offering
On August 13, 2012, the Company completed an initial public offering of its common stock. On September 11, 2012, the underwriters in the Company’s initial public offering completed the exercise of their option to purchase up to 2,400,000 additional shares of common stock from the Company and certain of the selling stockholders. In the offering, (i) the Company issued and sold an aggregate of 14,196,845 shares of common stock (including 1,196,845 shares sold pursuant to the underwriters’ option to purchase additional shares) at a price to the public of $11.00 per share for aggregate gross offering proceeds of $156.2 million and (ii) certain of the Company’s stockholders sold 4,196,845 shares of the Company’s common stock (including 1,196,845 shares pursuant to the underwriters’ option to purchase additional shares) at a price to the public of $11.00 per share for aggregate gross offering proceeds of $46.2 million. The Company did not receive any proceeds from the sale of shares of common stock by the selling stockholders.
The Company received net proceeds in the offering of approximately $142.2 million after deducting underwriting discounts and commissions of approximately $9.4 million and offering related expenses of $4.6 million. All of the net proceeds, together with cash on hand, was applied to retire OSI’s 10% senior notes due 2015.
Upon completion of the initial public offering, the Company’s certificate of incorporation was amended and restated to provide for authorized capital stock of 475,000,000 shares of common stock, par value $0.01 per share, and 25,000,000 shares of undesignated preferred stock.
On May 10, 2012, the retention bonus and the incentive bonus agreements with the Company’s Chief Executive Officer (“CEO”) were amended. Under the terms of the amendments, the remaining payments under each agreement were accelerated to a single lump sum payment of $22.4 million as a result of the completion of the Company’s initial public offering, which was paid in the third quarter of 2012. The Company recorded $18.1 million for the accelerated bonus expense in General and administrative in its Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2012.
Upon completion of the Company’s initial public offering, the Company recorded approximately $16.0 million of aggregate non-cash compensation expense with respect to (i) certain stock options held by its CEO that become exercisable (to the extent then vested) if following the offering, the volume-weighted average trading price of the Company’s common stock is equal to or greater than specified performance targets over a six-month period and (ii) the time vested portion of outstanding stock options containing a management call option due to the automatic termination of the call option upon completion of the offering.
Net Income Attributable to Bloomin’ Brands, Inc. Per Common Share
The computation of basic and diluted net income per common share is as follows (in thousands, except per share amounts):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net income attributable to Bloomin’ Brands, Inc.	$49,971	$100,005	$52,968

Basic weighted average common shares outstanding	111,999	106,224	105,968

Effect of diluted securities:
Stock options	2,738	399	—
Unvested restricted stock	84	66	—
Diluted weighted average common shares outstanding	114,821	106,689	105,968

Basic net income attributable to Bloomin’ Brands, Inc. per common share	$0.45	$0.94	$0.50
Diluted net income attributable to Bloomin’ Brands, Inc. per common share	$0.44	$0.94	$0.50

Dilutive securities outstanding not included in the computation of net income attributable to Bloomin’ Brands, Inc. per common share because their effect was antidilutive were as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Stock options	1,092	550	2,576

Purchase of Limited Partnership and Joint Venture Interests
During the third and fourth quarters of 2012, the Company purchased the remaining partnership interests in certain of the Company’s limited partnerships that either owned or had a contractual right to varying percentages of cash flows in 44 Bonefish Grill restaurants and 17 Carrabba’s Italian Grill restaurants for an aggregate purchase price of $39.5 million. The purchase price for each of the transactions was paid in cash by December 31, 2012. These transactions resulted in a $39.0 million reduction in Additional paid-in capital in the Company’s Consolidated Balance Sheet at December 31, 2012.
Effective October 1, 2012, the Company purchased the remaining interests in the Roy’s joint venture from its joint venture partner, RY-8, Inc. (“RY-8”), for $27.4 million. This purchase price consisted of the assumption of RY-8’s $24.5 million line of credit guaranteed by OSI that had been recorded in Guaranteed debt in the Company’s Consolidated Balance Sheet at December 31, 2011, forgiveness of $1.8 million in loans due from RY-8 to OSI and a $1.1 million cash payment. This transaction resulted in a $0.7 million reduction in Additional paid-in capital in the Company’s Consolidated Balance Sheet at December 31, 2012. In December 2012, the Company paid the $24.5 million outstanding balance on the line of credit assumed from RY-8 and the line of credit was terminated.
The following table sets forth the effect of these transactions on stockholders’ equity attributable to Bloomin’ Brands, Inc. (in thousands):

	NET INCOME ATTRIBUTABLE TO BLOOMIN’ BRANDS, INC. AND TRANSFERS TO NONCONTROLLING INTERESTS

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net income attributable to Bloomin’ Brands, Inc.	$49,971	$100,005	$52,968
Transfers to noncontrolling interests:
Decrease in Bloomin’ Brands, Inc. additional paid-in capital for purchase of
joint venture and limited partnership interests	(39,696)	—	—
Change from net income attributable to Bloomin’ Brands, Inc. and transfers to	$10,275	$100,005	$52,968
noncontrolling interests

Earnings Per Share
Earnings Per Share
The computation of basic and diluted earnings per common share is as follows (in thousands, except per share amounts):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Net income attributable to Bloomin’ Brands, Inc.	$63,223	$49,999

Basic weighted average common shares outstanding	121,238	106,332

Effect of diluted securities:
Stock options	5,064	591
Unvested restricted stock	205	135
Diluted weighted average common shares outstanding	126,507	107,058

Basic earnings per share	$0.52	$0.47
Diluted earnings per share	$0.50	$0.47

Dilutive securities outstanding not included in the computation of earnings per share because their effect was antidilutive were as follows (in thousands):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Stock options	2,071	550